Consolidated Statements of Operations (Parenthetical) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Loss from continuing operations, net of taxes	$ 0	$ 0	$ 0	$ 0
Gain (loss) on sale of discontinued operations, net of income taxes	0	0	0	0
Income (loss) from discontinued operations, net of taxes	$ 0	$ 0	$ 0	$ 0